Liquidity, Going Concern, and Restatement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liquidity, Going Concern, and Restatement [Line Items]
Net loss	$ (8,376,959)	$ (5,259,037)
Working capital deficit	3,662,633
Cash outflows from operating activities	$ (2,986,299)	$ (1,809,145)